Condensed Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total Controlling Interest [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 460	$ 7,998,893	$ (3,841,638)	$ 4,157,715	$ 159,717	$ 4,317,432
Balance, shares at Dec. 31, 2016	4,604,842
Issuance of restricted stock	$ 5	(5)
Issuance of restricted stock, shares	53,383
Shares issued for common stock	$ 5	419,995		420,000		420,000
Shares issued for common stock, shares	56,250
Exercise of warrants for purchase of common stock		50,000		50,000		50,000
Exercise of warrants for purchase of common stock, shares	5,356
Restricted stock issued as compensation for services	$ 5	169,995		170,000		170,000
Restricted stock issued as compensation for services, shares	52,307
Shares issued in connection with merger	$ 156	(2,127,814)		(2,127,658)	2,127,658
Shares issued in connection with merger, shares	1,550,964
Options issued to franchisees		47,583		47,583		47,583
Conversion of convertible note payable to Former Parent into common stock	$ 132	5,361,045		5,361,177		5,361,177
Conversion of convertible note payable to Former Parent into common stock, shares	1,314,753
Beneficial conversion feature - First, Second and Third 2017 ARH Notes		1,085,985		1,085,985		1,085,985
Warrants issued in connection with convertible debt		170,958		170,958		170,958
Stock-based compensation: Amortization of restricted common stock		742,821		742,821		742,821
Warrants issued in connection with common stock and convertible debt						170,958
Warrants issued and recorded as debt discount in connection with convertible notes payable
Net loss			(13,210,448)	(13,210,448)	(2,357,303)	(15,567,751)
Balance at Dec. 31, 2017	$ 763	13,919,456	(17,052,086)	(3,131,867)	(69,928)	(3,131,867)
Balance, shares at Dec. 31, 2017	7,637,855
Warrants issued in connection with convertible debt		12,332		12,332		12,332
Stock-based compensation: Amortization of restricted common stock		39,091		39,091		39,091
Beneficial conversion feature - Convertible Notes		2,537,008		2,537,008		2,537,008
Warrants issued and recorded as debt discount in connection with convertible notes payable		305,055		305,055		305,055
Offering on March 29, 2018, net of underwriter's discount and offering cost of $58,798	$ 4	85,572		85,576		85,576
Offering on March 29, 2018, net of underwriter's discount and offering cost of $58,798, shares	44,153
Conversion of convertible notes payable into common stock	$ 53	899,287		899,340		899,340
Conversion of convertible notes payable into common stock, shares	553,425
Common stock issued in exchange for interest earned on other notes payable, shares
Net loss			(3,183,726)	(3,183,726)	(7,257)	(3,190,983)
Balance at Mar. 31, 2018	$ 821	17,797,800	(20,235,812)	(2,437,191)	(77,185)	(2,514,376)
Balance, shares at Mar. 31, 2018	8,235,433
Balance at Dec. 31, 2017	$ 763	13,919,456	(17,052,086)	(3,131,867)	(69,928)	(3,131,867)
Balance, shares at Dec. 31, 2017	7,637,855
Warrants issued and recorded as debt discount in connection with convertible notes payable						343,818
Net loss						(6,699,275)
Balance at Sep. 30, 2018	$ 945	19,525,102	(23,328,391)	(3,802,344)		(3,802,344)
Balance, shares at Sep. 30, 2018	9,476,803
Balance at Dec. 31, 2017	$ 763	13,919,456	(17,052,086)	(3,131,867)	(69,928)	(3,131,867)
Balance, shares at Dec. 31, 2017	7,637,855
Issuance of restricted stock	$ 3	(3)
Issuance of restricted stock, shares	26,286
Shares issued for common stock	$ 18	179,982		180,000		180,000
Shares issued for common stock, shares	180,000
Restricted stock issued as compensation for services	$ 25	249,975		250,000		250,000
Restricted stock issued as compensation for services, shares	250,000
Conversion of convertible note payable to Former Parent into common stock	$ 79	392,463		392,542		392,542
Conversion of convertible note payable to Former Parent into common stock, shares	785,084
Stock-based compensation: Amortization of restricted common stock		133,966		133,966		133,966
Beneficial conversion feature - Convertible Notes		2,959,506		2,959,506		2,959,506
Beneficial conversion feature - Convertible Note to Former Parent		475,000		475,000		475,000
Warrants issued in connection with common stock and convertible debt		399,554		399,554		399,554
Warrants issued and recorded as debt discount in connection with convertible notes payable		343,818		343,818		343,818
Offering on March 29, 2018, net of underwriter's discount and offering cost of $58,798	$ 5	85,571		85,576		85,576
Offering on March 29, 2018, net of underwriter's discount and offering cost of $58,798, shares	44,153
Conversion of convertible notes payable into common stock	$ 150	1,850,190		1,850,340		1,850,340
Conversion of convertible notes payable into common stock, shares	1,504,425
Sale of interest in CTI			420,899	420,899	71,999	492,898
Net loss			(7,202,469)	(7,202,469)	(2,071)	(7,204,540)
Balance at Dec. 31, 2018	$ 1,043	20,989,478	(23,833,656)	(2,843,135)		(2,843,135)
Balance, shares at Dec. 31, 2018	10,427,803
Balance at Mar. 31, 2018	$ 821	17,797,800	(20,235,812)	(2,437,191)	(77,185)	(2,514,376)
Balance, shares at Mar. 31, 2018	8,235,433
Issuance of restricted stock	$ 3	(3)
Issuance of restricted stock, shares	26,286
Shares issued for common stock	$ 18	179,982		180,000		180,000
Shares issued for common stock, shares	180,000
Conversion of convertible note payable to Former Parent into common stock	$ 78	392,464		392,542		392,542
Conversion of convertible note payable to Former Parent into common stock, shares	785,084
Stock-based compensation: Amortization of restricted common stock		27,133		27,133		27,133
Beneficial conversion feature - Convertible Notes		39,072		39,072		39,072
Beneficial conversion feature - Convertible Note to Former Parent		475,000		475,000		475,000
Warrants issued and recorded as debt discount in connection with convertible notes payable		38,763		38,763		38,763
Sale of interest in CTI			420,899	420,899	71,999	492,898
Warrants issued in connection with common stock and convertible debt		3,750		3,750		3,750
Net loss			(2,368,921)	(2,368,921)	5,186	(2,363,735)
Balance at Jun. 30, 2018	$ 920	18,953,961	(22,183,834)	(3,228,953)		(3,228,953)
Balance, shares at Jun. 30, 2018	9,226,803
Restricted stock issued as compensation for services	$ 25	249,975		250,000		250,000
Restricted stock issued as compensation for services, shares	250,000
Stock-based compensation: Amortization of restricted common stock		33,876		33,876		33,876
Beneficial conversion feature - Convertible Notes		143,591		143,591		143,591
Warrants issued in connection with common stock and convertible debt		143,699		143,699		143,699
Net loss			(1,144,557)	(1,144,557)		(1,144,468)
Balance at Sep. 30, 2018	$ 945	19,525,102	(23,328,391)	(3,802,344)		(3,802,344)
Balance, shares at Sep. 30, 2018	9,476,803
Balance at Dec. 31, 2018	$ 1,043	20,989,478	(23,833,656)	(2,843,135)		(2,843,135)
Balance, shares at Dec. 31, 2018	10,427,803
Issuance of restricted stock	$ 1	(1)
Issuance of restricted stock, shares	13,918
Restricted stock issued as compensation for services	$ 14	139,986				140,000
Restricted stock issued as compensation for services, shares	140,000
Stock-based compensation: Amortization of restricted common stock	$ 16	165,117				165,133
Beneficial conversion feature - Convertible Notes		217,800				217,800
Warrants issued and recorded as debt discount in connection with convertible notes payable		217,641				217,641
Cumulative effect of change in accounting principle			(568,540)			(568,540)
Net loss			(1,483,479)			(1,483,479)
Balance at Mar. 31, 2019	$ 1,074	21,730,021	(25,885,675)			(4,154,580)
Balance, shares at Mar. 31, 2019	10,581,721
Balance at Dec. 31, 2018	$ 1,043	20,989,478	(23,833,656)	$ (2,843,135)		(2,843,135)
Balance, shares at Dec. 31, 2018	10,427,803
Warrants issued and recorded as debt discount in connection with convertible notes payable
Net loss						(5,374,914)
Balance at Sep. 30, 2019	$ 1,174	23,290,043	(29,777,110)			(6,485,893)
Balance, shares at Sep. 30, 2019	11,585,256
Balance at Mar. 31, 2019	$ 1,074	21,730,021	(25,885,675)			(4,154,580)
Balance, shares at Mar. 31, 2019	10,581,721
Stock-based compensation: Amortization of restricted common stock		(123,431)				(123,431)
Beneficial conversion feature - Convertible Notes		330,220				330,220
Warrants issued and recorded as debt discount in connection with convertible notes payable		330,713				330,713
Common stock issued in exchange for interest earned on other notes payable	$ 11	111,655				111,666
Common stock issued in exchange for interest earned on other notes payable, shares	111,666
Common stock issued in exchange for interest earned on convertible notes payable	$ 48	479,275				479,323
Common stock issued in exchange for interest earned on convertible notes payable, shares	479,323
Net loss			(1,542,606)			(1,542,606)
Balance at Jun. 30, 2019	$ 1,133	22,858,453	(27,428,281)			(4,568,695)
Balance, shares at Jun. 30, 2019	11,172,710
Restricted stock issued as compensation for services	$ 29	289,971				290,000
Restricted stock issued as compensation for services, shares	290,000
Stock-based compensation: Amortization of restricted common stock		19,085				19,085
Common stock issued as compensation to board of directors	$ 12	119,034				119,046
Common stock issued as compensation to board of directors, shares	119,046
Common stock issued as compensation for services		3,500				3,500
Common stock issued as compensation for services, shares	3,500
Net loss			(2,348,829)			(2,348,829)
Balance at Sep. 30, 2019	$ 1,174	$ 23,290,043	$ (29,777,110)			$ (6,485,893)
Balance, shares at Sep. 30, 2019	11,585,256